LEASES	12 Months Ended
Oct. 31, 2024
Leases [Abstract]
Lessee, Operating Leases	LEASES
As a lessee, we have various non-cancelable operating lease agreements for office space, warehouses, distribution centers, research and development facilities, manufacturing and production locations as well as vehicles, personal computers and other equipment. Our real estate leases have remaining lease terms of one to thirty years, which represent the non-cancelable periods of the leases and include extension options that we determined are reasonably certain to be exercised. We exclude options that are not reasonably certain to be exercised from our lease terms, ranging from six months to twenty years. Our lease payments consist primarily of fixed rental payments for the right to use the underlying leased assets over the lease terms. We often receive incentives from our landlords, such as rent abatement periods, which effectively reduce the total lease payments owed for these leases. Vehicle, personal computer and other equipment operating leases have terms between three and five years.

The components of lease cost for operating leases were as follows:

	Year Ended October 31,
	2024	2023	2022
	(in millions)
Operating lease cost	$58	$68	$59
Short-term lease cost	—	2	2
Variable lease cost (a)	15	16	15
Sublease income	(17)	(16)	(14)
Total lease cost	$56	70	62
(a) Variable lease cost includes cancelable leases, non-fixed maintenance costs and non-recoverable transaction taxes.

In the fourth quarter of fiscal year 2023, we initiated a new restructuring plan ("FY23 Plan") designed to reduce costs and expenses in response to the current macroeconomic conditions. In 2024 and 2023, the consolidation of excess facilities under the FY23 Plan resulted in $1 million and $8 million, respectively, of accelerated depreciation of our ROU assets.

During fiscal year 2024 and 2022, there were no ROU asset impairments. During fiscal year 2023, we recorded ROU asset impairments of $8 million primarily related to the exit of our Resolution Bioscience business.
Supplemental cash flow information related to leases was as follows:

	Year Ended October 31,
	2024	2023	2022
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$49	$56	$53
Non-cash right of use assets obtained in exchange for operating lease obligations	$60	$70	$38

Supplemental balance sheet information related to leases was as follows:

		October 31,
	Financial Statement Line Item	2024	2023
		(in millions, except lease term and discount rate)
Assets:
Operating lease:
Right of use asset	Other assets	$177	$154

Liabilities:
Current
Operating lease liabilities	Other accrued liabilities	$42	$46
Long-term
Operating lease liabilities	Other long-term liabilities	$142	$118

Weighted average remaining lease term (in years)
Operating leases		8.2 years	8.3 years

Weighted average discount rate
Operating leases		3.7%	3.3%

Future minimum rents payable as of October 31, 2024 under non-cancelable leases with initial terms exceeding one year reconcile to lease liabilities included in the consolidated balance sheet as follows:

Operating Leases
(in millions)
2025	$48
2026	38
2027	28
2028	20
2029	14
Thereafter	65
Total undiscounted future minimum lease payments	$213
Less: amount of lease payments representing interest	(29)
Present value of future minimum lease payments	$184
Less: current liabilities	(42)
Long-term lease liabilities	$142

As of October 31, 2024, we had no additional significant operating or finance leases that had not yet commenced.

As a lessor, we have contracts for equipment leased to customers primarily in connection with our diagnostics and advanced manufacturing partnerships business which include both operating-type lease and sales-type finance lease arrangements. We account for the non-lease component under the revenue recognition ASC 606 guidance and the lease component under the leasing ASC 842 guidance. Diagnostics equipment lease revenue for operating lease agreements is recognized as visualization kits and reagents are shipped over the life of the lease. The cost of customer leased equipment is recorded within property, plant and equipment, and is netted in the consolidated balance sheet with depreciation over the equipment’s estimated useful life. For an arrangement that has been classified as a sales-type lease, revenue is recognized when the transfer of control of the underlying leased asset has occurred and the net investment lease has been recorded which is calculated at the present value of the remaining lease payments due from the lessee.

Revenue allocated to the lease income for both sales-type finance lease and operating lease rental arrangements represents less than one percent of total net revenue in the years ended October 31, 2024, 2023 and 2022, respectively.

As of October 31, 2024, the original cost and net book value of operating leased assets were $75 million and $50 million, respectively. As of October 31, 2024, lease receivables related to sales-type leases were $46 million. As of October 31, 2023, the original cost and net book value of operating leased assets were $30 million and $7 million, respectively. As of October 31, 2023, lease receivables related to sales-type leases were $42 million.